Loans (Details 4) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	$ 4,186,726	$ 3,772,745	$ 3,600,494
Recorded Investment With No Allowance	3,215,565	2,348,275	2,443,681
Recorded Investment With Allowance	571,161	994,469	956,813
Total Recorded Investment	3,786,726	3,342,744	3,400,494
Related Allowance	86,859	24,167	167,211
Average Recorded Investment	4,023,563	3,371,620	2,980,391
Interest Recognized	39,992	139,702	144,847
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With No Allowance	2,171,599	2,183,509	2,240,046
Recorded Investment With Allowance		241,580
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	155,296	164,766	203,635
Recorded Investment With No Allowance	155,296	164,766	203,635
Recorded Investment With Allowance	0	0	0
Total Recorded Investment	155,296	164,766	203,635
Related Allowance	0	0	0
Average Recorded Investment	1,749,020	184,201	220,421
Interest Recognized	2,783	14,442	15,644
Real Estate Sector [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	3,060,269	2,455,090	2,240,046
Recorded Investment With No Allowance	3,060,269	2,183,509	2,240,046
Recorded Investment With Allowance	0	241,580	0
Total Recorded Investment	3,060,269	2,425,089	2,240,046
Related Allowance	0	7,580	0
Average Recorded Investment	1,906,579	2,332,568	2,281,563
Interest Recognized	37,209	125,260	115,663
Real Estate Sector [Member] | Construction and Land Development [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	971,161	1,152,889	1,156,813
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	571,161	752,889	956,813
Total Recorded Investment	571,161	752,889	956,813
Related Allowance	86,859	16,587	167,211
Average Recorded Investment	285,581	854,851	478,407
Interest Recognized	$ 0	$ 0	$ 13,540